INCOME TAXES (Details) (USD $)	12 Months Ended
	Jul. 31, 2014	Jul. 31, 2013
Income Tax Disclosure [Abstract]
Loss before income taxes	$ (157,730)	$ (679,789)
Expected income tax (recovery) at statutory tax rates	(54,000)	(231,000)
Permanent differences	(2,000)
Valuation allowance	56,000	231,000
Income tax recovery